Other Accounts Receivable (Details) - Schedule of Other Accounts Receivable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Receivable [Abstract]
Government authorities	$ 62	$ 45
Other receivables	203	46
Prepaid expenses	275	40
Other accounts receivable	$ 540	$ 131